Equity- Accounted Investments - Condensed Summary of Company's Financial Information for Joint Venture (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Equity Method Investments [Line Items]
Income from vessel operations	$ 625,132	$ 427,159	$ 62,746
Equity Method Investments [Member]
Schedule of Equity Method Investments [Line Items]
Revenues	985,318	998,655	940,156
Income from vessel operations	433,023	454,135	328,430
Realized and unrealized (loss) gain on derivative instruments	(38,955)	(58,884)	16,334
Net income	275,259	300,837	$ 288,550
Equity Method Investments [Member] | Other assets - current [Member]
Schedule of Equity Method Investments [Line Items]
Current Assets	162,414	249,882
Equity Method Investments [Member] | Other assets - non - current [Member]
Schedule of Equity Method Investments [Line Items]
Non-current assets	80,987	132,849
Equity Method Investments [Member] | Other liabilities-current and obligations under capital lease [Member]
Schedule of Equity Method Investments [Line Items]
Current liabilities	162,076	217,180
Equity Method Investments [Member] | Other liabilities - non-current [Member]
Schedule of Equity Method Investments [Line Items]
Non-current liabilities	447,947	459,907
Equity Method Investments [Member] | Vessels and Equipment [Member]
Schedule of Equity Method Investments [Line Items]
Non-current assets	3,936,718	3,329,796
Equity Method Investments [Member] | Restricted Cash [Member] | Cash [Member]
Schedule of Equity Method Investments [Line Items]
Current Assets	386,727	434,833
Equity Method Investments [Member] | Net investment in direct financing leases [Member]
Schedule of Equity Method Investments [Line Items]
Non-current assets	1,813,991	1,850,279
Equity Method Investments [Member] | Current portion of long-term debt and obligations under capital lease [Member]
Schedule of Equity Method Investments [Line Items]
Current liabilities	345,336	521,148
Equity Method Investments [Member] | Long-term debt and obligations under capital lease [Member]
Schedule of Equity Method Investments [Line Items]
Non-current liabilities	$ 3,459,187	$ 2,906,560